Notes Payable - Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Notes Payable Due to Related Parties

The table below reflects Notes payable due to related parties at September 30, 2017 and December 31, 2016, respectively:

	September 30, 2017	December 31, 2016
The $250,000 Shealy Note	102,294	127,408
Related Notes due September 21, 2018	150,116	-
Related Notes due December 31, 2018	284,856	230,769
Total notes payable - related party	$537,266	$358,177
Unamortized debt issuance costs	(50,536)	(20,423)
Less current portion	(157,322)	(38,307)
Long-term portion of notes payable-related party	$329,408	$299,447

The table below reflects Notes payable due to related parties at December 31, 2016 and 2015, respectively

	December 31, 2016	December 31, 2015
The $80,000 Jackie Chretien Note	$-	$15,000
The $55,167 A. Michael Chretien Note	-	40,415
The $250,000 Shealy Note	127,408	164,799
Related Notes due December 31, 2018	230,769	-
Total notes payable - related party	$358,177	$220,214
Unamortized debt issuance costs	(20,423)	-
Less current portion	(38,307)	(92,805)
Long-term portion of notes payable-related party	$299,447	$127,409

Schedule of Future Minimum Principal Payments of Notes Payable Related Party

Future minimum principal payments of these notes payable as described in this Note 8 are as follows:

For the Twelve Months Ending
September 30,	Amount
2018	$195,094
2019	330,079
2020	12,093
TOTAL	$537,266

Future minimum principal payments of these notes payable as described in this Note 8 are as follows:
For the Twelve Months Ending December 31,	Amount
2017	$38,307
2018	319,870
TOTAL	$358,177